Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cash flows from operating activities
Profit before tax	RM 6,345,785	$ 1,419,797	RM 5,110,267
Adjustments for:
Finance costs	1,668,770	373,368	503,211
Commission fee for redeemable convertible preference shares			137,912
Loss on redeemable convertible preference shares redemption			704,900
Contribution by a shareholder			120,000
Other expenses	857	192
Depreciation charge of property, plant and equipment	89,117	19,939	47,055
Depreciation of right-of-use assets	480,114	107,420	236,272
Amortization of intangible assets	243,183	54,409	16,106
Credit loss on trade receivables	661,263	147,950	66,915
Changes in assets and liabilities
Increase in trade receivables	(21,819,002)	(4,881,755)	(13,855,955)
(Increase)/decrease in prepayments, deposits and other receivables	298,864	66,867	(509,268)
Increase in amounts due from related companies	(40,619)	(9,088)	(800)
Decrease in development costs			2,151,248
Increase in other payables	863,278	193,149	105,021
(Decrease)/ increase in amounts due to related companies	678,900	151,896	(21,721)
Increase in trade payables	11,791,451	2,638,204	1,779,550
Income tax paid	(320,690)	(71,751)
Net cash (used in)/generated from operating activities	941,271	210,597	(3,409,287)
Cash flows from investing activities
Payments for purchases of property, plant and equipment	(97,550)	(21,826)	(217,284)
Payments for purchases of intangible assets-related parties	(6,387,602)	(1,429,154)	(684,684)
Payments for purchases of intangible assets-third parties	(335,476)	(75,059)	(1,021,986)
Advance to related parties			(704,196)
Net cash used in investing activities	(6,820,628)	(1,526,039)	(2,628,150)
Cash flows from financing activities
Payment of IPO related costs	(621,400)	(139,031)	(1,147,842)
Proceeds from capital injection from shareholders			820,000
Advances received from/(repayment to) a related party	(37,431)	(8,375)	1,042,409
Proceeds from/(repayment of) shareholder’s loan	(70,925)	(15,869)	1,363,000
Proceeds from bank borrowing			69,000
Payment of principal element of bank borrowing	(14,914)	(3,337)	(1,914)
Payment of interest element of bank borrowing	(4,056)	(907)	(796)
Proceeds from the issue of ordinary shares	39,450	8,826
Proceeds from the issue of redeemable convertible preference shares	7,989,890	1,787,647	3,609,483
Payment of redeemable convertible preference shares commission fee			(137,912)
Interest paid for redeemable convertible preference shares	(355,394)	(79,515)	(175,000)
Advances received for redeemable convertible preference shares			918,274
Payment of capital element of lease liabilities	(339,747)	(76,015)	(161,857)
Payment of interest element of lease liabilities	(253,389)	(56,693)	(124,157)
Net cash generated from financing activities	6,332,084	1,416,731	6,072,688
Effect of foreign currency exchange rate	(171,388)	(38,346)
Net increase in cash	281,339	62,943	35,251
Cash – beginning of the year	109,161	24,427	73,910
Cash – end of the year	RM 390,500	$ 87,370	RM 109,161